Leasing Arrangements (Tables)	3 Months Ended
Mar. 31, 2019
Leases [Abstract]
Components of Net Lease Cost, and Supplemental Disclosure for Statement of Cash Flows related to Operating and Finance Leases
The components of net lease cost were as follows:

		Three Months Ended
		March 31,
(dollars in millions)	Classification	2019
Operating lease cost (1)	Cost of services Selling, general and administrative expense	$1,170
Finance lease cost:
Amortization of right-of-use assets	Depreciation and amortization expense	86
Interest on lease liabilities	Interest expense	9
Short-term lease cost (1)	Cost of services Selling, general and administrative expense	16
Variable lease cost (1)	Cost of services Selling, general and administrative expense	57
Sublease income	Service revenues and other	(67)
Total net lease cost		$1,271
(1) All operating lease costs, including short-term and variable lease costs, are split between Cost of services and Selling, general and administrative expense in the condensed consolidated statements of income based on the use of the facility that the rent is being paid on. See Note 1 for additional information. Variable lease costs represent payments that are dependent on a rate or index, or on usage of the asset.

Supplemental disclosure for the statement of cash flows related to operating and finance leases were as follows:

Three Months Ended
March 31,
(dollars in millions)	2019
Cash Flows from Operating Activities
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	$(1,058)
Operating cash flows for finance leases	(9)
Cash Flows from Financing Activities
Financing cash flows for finance leases	(86)
Supplemental lease cash flow disclosures
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities	668
Right-of-use assets obtained in exchange for new finance lease liabilities	115

Supplemental Disclosure for Balance Sheet related to Finance Leases	upplemental disclosure for the balance sheet related to finance leases were as follows:

At March 31,
(dollars in millions)	2019
Assets
Property, plant and equipment, net	$742

Liabilities
Debt maturing within one year	$323
Long-term debt	611
Total Finance lease liabilities	$934

Schedule of Weighted-Average Remaining Lease Term and Weighted-Average Discount Rate related to Leases
The weighted-average remaining lease term and the weighted-average discount rate of our leases were as follows:

At March 31,
2019
Weighted-average remaining lease term (years)
Operating Leases	9
Finance Leases	4
Weighted-average discount rate
Operating Leases	4.2%
Finance Leases	3.6%

Lessee, Operating Lease, Liability, Maturity
The Company's maturity analysis of operating and finance lease liabilities as of March 31, 2019 were as follows:

(dollars in millions)	Operating Leases	Finance Leases
Remainder of 2019	$3,051	$279
2020	3,805	270
2021	3,462	173
2022	3,045	122
2023	2,689	75
Thereafter	10,792	105
Total lease payments	26,844	1,024
Less interest	(4,876)	(90)
Present value of lease liabilities	21,968	934
Less current obligation	(2,997)	(323)
Long-term obligation at March 31, 2019	$18,971	$611

Finance Lease, Liability, Maturity
The Company's maturity analysis of operating and finance lease liabilities as of March 31, 2019 were as follows:

(dollars in millions)	Operating Leases	Finance Leases
Remainder of 2019	$3,051	$279
2020	3,805	270
2021	3,462	173
2022	3,045	122
2023	2,689	75
Thereafter	10,792	105
Total lease payments	26,844	1,024
Less interest	(4,876)	(90)
Present value of lease liabilities	21,968	934
Less current obligation	(2,997)	(323)
Long-term obligation at March 31, 2019	$18,971	$611